UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

4TH FLOOR

BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

Nancy Conlin

Vice President and Counsel

State Street Bank and Trust Company

Securities Finance Division- Floor 4

1 Lincoln Street

Boston, Massachusetts 02111-2900

Copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant’s telephone number, including area code: (617)- 662-3966

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER — 9.5%
P-1, A-1	Alpine Securitization Corp. (a)	0.249%	01/08/2013	01/08/2013	$250,000,000	$249,831,562
P-1, A-1	Aspen Funding Corp. (a)	0.457%	10/26/2012	10/26/2012	125,000,000	124,960,938
P-1, A-1	Aspen Funding Corp. (a)	0.386%	11/26/2012	11/26/2012	50,000,000	49,970,444
NR, A-1	Collateralized Commercial Paper Co. LLC	0.345%	10/22/2012	10/22/2012	200,000,000	199,960,333
NR, A-1	Collateralized Commercial Paper Co. LLC	0.345%	11/13/2012	11/13/2012	170,000,000	169,930,961
P-1, A-1	Gemini Securitization Corp. LLC (a)	0.375%	11/26/2012	11/26/2012	120,000,000	119,930,933
P-1, A-1+	Kells Funding LLC (b)	0.406%	10/03/2012	10/03/2012	200,000,000	199,995,556
P-1, A-1+	Kells Funding LLC (b)	0.365%	11/14/2012	11/14/2012	260,000,000	259,885,600
P-1, A-1+	Kells Funding LLC (b)	0.365%	11/15/2012	11/15/2012	40,000,000	39,982,000
P-1, A-1+	Kells Funding LLC (b)	0.365%	11/16/2012	11/16/2012	150,000,000	149,931,000
P-1, A-1+	Kells Funding LLC (b)	0.365%	11/19/2012	11/19/2012	40,000,000	39,980,400
P-1, A-1+	Kells Funding LLC (b)	0.518%	01/17/2013	01/17/2013	100,000,000	99,847,000
P-1, A-1+	Kells Funding LLC (b)	0.518%	01/18/2013	01/18/2013	175,000,000	174,729,771
P-1, A-1	Newport Funding Corp. (a)	0.386%	11/26/2012	11/26/2012	55,000,000	54,967,489
P-1, A-1+	Ridgefield Funding Co. (b)	0.800%	01/09/2013	01/09/2013	65,000,000	64,855,556

TOTAL ASSET BACKED COMMERCIAL PAPER						1,998,759,543

FINANCIAL COMPANY COMMERCIAL PAPER — 17.8%
P-1, A-1	ABN AMRO Funding (a)	0.457%	11/07/2012	11/07/2012	45,000,000	44,979,188
P-1, A-1+	BNP Paribas	0.661%	02/11/2013	02/11/2013	82,000,000	81,803,086
P-1, A-1+	Commonwealth Bank of Australia (a)(c)	0.269%	10/22/2012	11/21/2012	80,000,000	80,000,000
P-1, A-1	DNB Bank ASA (a)(c)	0.493%	10/29/2012	01/28/2013	225,000,000	225,000,000
P-1, A-1+	General Electric Capital Corp.	0.264%	11/08/2012	11/08/2012	86,000,000	85,976,398
P-1, A-1+	General Electric Capital Corp.	0.244%	12/14/2012	12/14/2012	145,000,000	144,928,467
P-1, A-1+	General Electric Capital Corp.	0.244%	01/24/2013	01/24/2013	117,000,000	116,914,037
P-1, A-1+	General Electric Capital Corp.	0.244%	02/25/2013	02/25/2013	60,000,000	59,941,200
P-1, A-1+	HSBC Bank PLC (a)(c)	0.338%	10/09/2012	02/07/2013	70,000,000	70,000,000
P-1, A-1	JPMorgan Chase & Co. (c)	0.268%	10/09/2012	10/09/2012	135,000,000	135,000,000
P-1, A-1	JPMorgan Chase & Co. (c)	0.305%	10/09/2012	10/09/2012	200,000,000	199,986,667
P-1, A-1	JPMorgan Chase & Co. (c)	0.368%	10/09/2012	03/07/2013	300,000,000	300,000,000
P-1, A-1	Nationwide Building Society (a)	0.406%	01/04/2013	01/04/2013	65,000,000	64,931,389
P-1, A-1	Nationwide Building Society (a)	0.508%	02/27/2013	02/27/2013	110,000,000	109,772,361
P-1, A-1+	Nordea Bank AB	0.294%	10/11/2012	10/11/2012	175,000,000	174,985,903
P-1, A-1+	Nordea Bank AB	0.305%	02/04/2013	02/04/2013	300,000,000	299,685,000
P-1, A-1+	NRW Bank (a)	0.304%	10/22/2012	10/22/2012	425,000,000	424,925,625
P-1, A-1	Skandinaviska Enskilda Banken AB (a)	0.315%	11/19/2012	11/19/2012	220,000,000	219,907,172
P-1, A-1	Skandinaviska Enskilda Banken AB (a)	0.315%	11/20/2012	11/20/2012	55,000,000	54,976,319
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)	0.365%	10/09/2012	10/09/2012	300,000,000	299,976,000
P-1, A-1	Sumitomo Mitsui Banking Corp. (a)	0.315%	12/10/2012	12/10/2012	500,000,000	499,698,611
P-1, A-1+	Toyota Motor Credit Corp.	0.264%	12/20/2012	12/20/2012	27,000,000	26,984,400
P-1, A-1+	Toyota Motor Credit Corp.	0.274%	01/02/2013	01/02/2013	25,250,000	25,232,388

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER						3,745,604,211

CERTIFICATES OF DEPOSIT — 45.4%
P-1, A-1	Bank of Montreal (c)	0.510%	10/09/2012	12/05/2012	75,000,000	75,000,000
P-1, A-1+	Bank of Nova Scotia (c)	0.301%	10/03/2012	10/03/2012	160,000,000	160,000,000
P-1, A-1+	Bank of Nova Scotia (c)	0.268%	10/09/2012	03/06/2013	500,000,000	500,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.350%	10/25/2012	10/25/2012	500,000,000	500,000,000
P-1, A-1	Bank of Tokyo - Mitsubishi	0.350%	10/29/2012	10/29/2012	450,000,000	450,000,000
P-1, A-1	Barclays Bank	0.480%	11/26/2012	11/26/2012	150,000,000	150,000,000
P-1, A-1	Barclays Bank	0.480%	11/26/2012	11/26/2012	200,000,000	200,000,000
P-1, A-1	Barclays Bank	0.580%	02/11/2013	02/11/2013	150,000,000	150,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT (continued)
P-1, A-1	Barclays Bank (c)	0.739%	10/19/2012	02/19/2013	$150,000,000	$150,000,000
P-1, A-1	Barclays Bank (c)	0.738%	10/09/2012	03/06/2013	300,000,000	300,000,000
P-1, A-1	Barclays Bank (c)	0.557%	10/24/2012	03/22/2013	75,000,000	75,000,000
P-1, A-1+	BNP Paribas	0.630%	02/11/2013	02/11/2013	60,000,000	60,000,000
P-1, A-1	Credit Suisse (c)	0.431%	10/05/2012	12/05/2012	129,000,000	129,000,000
P-1, A-1	Credit Suisse	0.330%	02/12/2013	02/12/2013	500,000,000	500,000,000
P-1, A-1	Deutsche Bank AG	0.380%	10/25/2012	10/25/2012	435,000,000	435,000,000
P-1, A-1	Deutsche Bank AG	0.370%	10/29/2012	10/29/2012	300,000,000	300,000,000
P-1, A-1	ING Bank NV	0.600%	02/11/2013	02/11/2013	500,000,000	500,000,000
P-1, A-1	ING Bank NV	0.590%	02/15/2013	02/15/2013	450,000,000	450,000,000
P-1, A-1	Lloyds TSB Bank	0.280%	12/11/2012	12/11/2012	90,000,000	90,000,000
P-1, A-1	Lloyds TSB Bank	0.250%	12/24/2012	12/24/2012	80,000,000	80,000,000
P-1, A-1+	National Australia Bank Ltd. (c)	0.267%	10/26/2012	10/26/2012	200,000,000	200,000,000
P-1, A-1+	National Australia Bank Ltd. (c)	0.266%	10/29/2012	10/29/2012	200,000,000	200,000,000
P-1, A-1+	National Australia Bank Ltd. (c)	0.331%	10/04/2012	02/04/2013	300,000,000	300,000,000
P-1, A-1+	Nordea Bank AB	0.290%	10/10/2012	10/10/2012	150,000,000	150,000,000
P-1, A-1	Norinchukin Bank	0.170%	10/05/2012	10/05/2012	600,000,000	600,000,000
P-1, A-1+	Rabobank Nederland NV	0.400%	10/15/2012	10/15/2012	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV	0.500%	11/02/2012	11/02/2012	250,000,000	250,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.561%	10/02/2012	01/02/2013	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NV (c)	0.561%	10/04/2012	01/04/2013	200,000,000	200,000,000
P-1, A-1+	Rabobank Nederland NV	0.410%	01/28/2013	01/28/2013	200,000,000	200,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.487%	11/13/2012	08/12/2013	55,000,000	55,000,000
P-1, A-1+	Royal Bank of Canada (c)	0.462%	12/06/2012	09/06/2013	66,700,000	66,700,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.340%	11/14/2012	11/14/2012	415,000,000	415,000,000
P-1, A-1+	Standard Chartered Bank	0.340%	10/22/2012	10/22/2012	224,000,000	224,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.360%	10/05/2012	10/05/2012	225,000,000	225,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.300%	10/09/2012	10/09/2012	130,000,000	130,000,000
P-1, A-1+	Svenska Handelsbanken AB	0.240%	11/13/2012	11/13/2012	250,000,000	250,001,492
P-1, A-1	Swedbank AB	0.440%	02/04/2013	02/04/2013	181,000,000	181,000,000
P-1, A-1+	Toronto Dominion Bank (c)	0.443%	11/02/2012	02/04/2013	41,000,000	41,000,000
P-1, A-1	UBS AG	0.320%	11/01/2012	11/01/2012	255,000,000	255,000,000

TOTAL CERTIFICATES OF DEPOSIT						9,546,701,492

OTHER NOTES — 7.2%
P-1, A-1+	Arkle Master Issuer PLC (b)(c)	0.421%	10/17/2012	02/17/2013	142,000,000	142,000,000
P-2, A-1	Bank of America NA	0.350%	10/01/2012	10/01/2012	200,000,000	200,000,000
P-2, A-1	Bank of America NA	0.350%	10/16/2012	10/16/2012	225,000,000	225,000,000
P-2, A-1	Bank of America NA	0.330%	11/09/2012	11/09/2012	150,000,000	150,000,000
P-1, A-1+	Bank of Nova Scotia	0.080%	10/01/2012	10/01/2012	300,000,000	300,000,000
P-1, A-1	DNB Bank ASA	0.050%	10/01/2012	10/01/2012	189,192,000	189,192,000
P-1, A-1+	Nordea Bank AB (b)(c)	0.604%	11/16/2012	11/16/2012	200,000,000	200,000,000
P-1, A-1	Target Corp. (c)	0.488%	10/11/2012	01/11/2013	63,000,000	63,000,000
P-1, A-1	Toyota Motor Credit Corp. (c)	0.460%	12/10/2012	09/09/2013	37,630,000	37,630,000

TOTAL OTHER NOTES						1,506,822,000

GOVERNMENT AGENCY DEBT — 2.6%
P-1, A-1+	Federal Home Loan Bank	0.115%	10/10/2012	10/10/2012	143,000,000	142,995,889
P-1, A-1+	Federal Home Loan Bank	0.120%	10/10/2012	10/10/2012	33,000,000	32,999,010
P-1, A-1+	Federal Home Loan Bank	0.120%	10/12/2012	10/12/2012	100,000,000	99,996,333
P-1, A-1+	Federal Home Loan Bank	0.135%	11/09/2012	11/09/2012	75,000,000	74,989,031

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT (continued)
P-1, A-1+	Federal Home Loan Mortgage Corp.	0.132%	11/13/2012	11/13/2012	$90,000,000	$89,985,810
P-1, A-1+	Federal Home Loan Mortgage Corp.	0.160%	02/11/2013	02/11/2013	113,000,000	112,933,205

TOTAL GOVERNMENT AGENCY DEBT						553,899,278

TREASURY DEBT — 2.1%
P-1, A-1+	U.S. Treasury Bill	0.115%	11/15/2012	11/15/2012	301,000,000	300,957,672
P-1, A-1+	U.S. Treasury Note	0.155%	01/15/2013	01/15/2013	135,000,000	135,473,902

TOTAL TREASURY DEBT						436,431,574

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 14.2%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2012 (collateralized by various U.S. Government Obligations, 1.000% - 4.750% due 09/23/2013 - 01/03/2017 valued at $102,000,496); expected proceeds $100,003,500	0.180%	10/02/2012	10/02/2012	100,000,000	100,000,000
NR, A-1	Agreement with Citigroup Global, Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by various U.S. Government Obligations, 2.500% - 6.000% due 06/01/2025 - 09/01/2042 valued at $331,500,001); expected proceeds $325,006,500	0.240%	10/01/2012	10/01/2012	325,000,000	325,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/24/2012 (collateralized by various U.S. Government Obligations, 3.000% - 6.500% due 05/01/2022 - 09/01/2042 valued at $255,000,000); expected proceeds $250,009,722	0.200%	10/01/2012	10/01/2012	250,000,000	250,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by various U.S. Government Obligations, 0.000% - 1.440% due 03/15/2022 - 09/15/2042 valued at $867,000,000); expected proceeds $850,033,056	0.200%	10/05/2012	10/05/2012	850,000,000	850,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/25/2012 (collateralized by various U.S. Government Obligations, 2.500% - 4.000% due 09/01/2027 - 10/01/2042 valued at $102,000,000); expected proceeds $100,003,889	0.200%	10/02/2012	10/02/2012	100,000,000	100,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-1, A-1	Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2012 (collateralized by a U.S. Government Obligation, 4.000% due 08/15/2041 valued at $66,302,906); expected proceeds $65,001,300	0.240%	10/01/2012	10/01/2012	$65,000,000	$65,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/25/2012 (collateralized by a U.S. Government Obligation, 3.000% due 09/01/2042 valued at $102,001,448); expected proceeds $100,004,278	0.220%	10/02/2012	10/02/2012	100,000,000	100,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri- Party), dated 09/28/2012 (collateralized by various U.S. Government Obligations, 3.000% - 5.000% due 08/01/2027 - 10/01/2042 valued at $359,040,001); expected proceeds $352,006,453	0.220%	10/01/2012	10/01/2012	352,000,000	352,000,000
P-2, A-2	Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by various U.S. Government Obligations, 2.500% - 7.500% due 12/01/2015 - 10/01/2042 valued at $299,880,000); expected proceeds $294,006,125	0.250%	10/01/2012	10/01/2012	294,000,000	294,000,000
P-1, A-1+	Agreement with RBC Capital Markets, Inc., and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by various U.S. Government Obligations, 0.969% - 4.000% due 09/01/2022 - 10/01/2042 valued at $306,000,000); expected proceeds $300,006,250	0.250%	10/01/2012	10/01/2012	300,000,000	300,000,000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate**	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-1, A-1	Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri- Party), dated 09/27/2012 (collateralized by various U.S. Government Obligations, 3.500% - 4.500% due 07/01/2041 - 08/01/2042 valued at $255,000,001); expected proceeds $250,009,722	0.200%	10/04/2012	10/04/2012	$250,000,000	$250,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						2,986,000,000

	TREASURY REPURCHASE AGREEMENTS — 1.2%
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/25/2012 (collateralized by a U.S Treasury Bond, 2.000% due 07/15/2014, a U.S. Treasury Inflation Bond, 3.625% due 04/15/2028 and various U.S. Treasury Notes, 0.250% - 4.125% due 10/15/2013 - 11/15/2020 valued at $153,003,899); expected proceeds $150,005,250	0.180%	10/02/2012	10/02/2012	150,000,000	150,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri- Party), dated 09/28/2012 (collateralized by various U.S. Treasury Strips, 0.250% - 1.875% due 07/15/2013 - 07/15/2015 valued at $102,000,120); expected proceeds $100,001,417	0.170%	10/01/2012	10/01/2012	100,000,000	100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						250,000,000

TOTAL INVESTMENTS(d)(e)† — 100.0%						21,024,218,098
Other Assets in Excess of Liabilities — 0.00%						4,995,478

NET ASSETS — 100.0%						$21,029,213,576

(a) Section 4(2) of the Securities Act of 1933 Commercial Paper. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.81% of net assets as of September 30, 2012. (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.52% of net assets as of September 30, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Floating Rate Note - Interest rate shown is rate in effect at September 30, 2012.

(d) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(e)	Also represents the cost for federal tax purposes.

† Security Valuation: The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

*Moody’s	rating, Standard & Poor’s rating, respectively.

** For Commercial Paper categories, rate shown is the discount rate at time of purchase.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$21,024,218,098
Level 3 – Significant Unobservable Inputs	-
Total	$21,024,218,098

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2012, there were no transfers between levels.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO

Schedule of Investments

September 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 72.5%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by a U.S. Government Obligation, 3.000% due 09/01/2042 valued at $90,780,000); expected proceeds $89,001,854	0.250%	10/01/2012	10/01/2012	$89,000,000	$89,000,000
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by a U.S. Government Obligation, 4.000% due 05/20/2042 valued at $19,121,941); expected proceeds $18,747,312	0.200%	10/01/2012	10/01/2012	18,747,000	18,747,000
P-1, A-1+	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by various U.S. Government Obligations, 3.500% - 5.000% due 05/15/2040 - 07/20/2042 valued at $280,500,001); expected proceeds $275,005,729	0.250%	10/01/2012	10/01/2012	275,000,000	275,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 04/20/2025 - 09/20/2042 valued at $224,400,000); expected proceeds $220,004,400	0.240%	10/01/2012	10/01/2012	220,000,000	220,000,000
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri- Party), dated 09/28/2012 (collateralized by various U.S. Government Obligations, 3.000% - 4.500% due 06/01/2024 - 03/01/2042 and a U.S. Treasury Strip, 3.375% due 04/15/2032 valued at $192,780,000); expected proceeds $189,003,938	0.250%	10/01/2012	10/01/2012	189,000,000	189,000,000
P-1, A-1	Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2012 (collateralized by various U.S. Government Obligations, 1.000% - 8.000% due 09/23/2013 - 07/20/2040 valued at $150,964,294); expected proceeds $148,002,960	0.240%	10/01/2012	10/01/2012	148,000,000	148,000,000

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2012 (collateralized by various U.S. Government Obligations, 3.000% - 3.500% due 06/01/2032 - 09/01/2042 valued at $66,301,572); expected proceeds $65,001,354	0.250%	10/01/2012	10/01/2012	$65,000,000	$65,000,000
P-2, A-2	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri- Party), dated 09/28/2012 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 11/01/2026 - 09/01/2042 valued at $280,500,001); expected proceeds $275,005,042	0.220%	10/01/2012	10/01/2012	275,000,000	275,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri- Party), dated 09/28/2012 (collateralized by various U.S. Government Obligations, 3.500% - 5.500% due 05/01/2027 - 07/01/2042 valued at $304,980,001); expected proceeds $299,006,229	0.250%	10/01/2012	10/01/2012	299,000,000	299,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						1,578,747,000

	TREASURY REPURCHASE AGREEMENTS — 27.5%
NR, A-1	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by a U.S. Treasury Strip, 1.625% due 01/15/2015 valued at $102,000,042); expected proceeds $100,001,667	0.200%	10/01/2012	10/01/2012	100,000,000	100,000,000
NR, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2012 (collateralized by U.S. Treasury Notes, 0.750% - 1.250% due 08/31/2015 - 06/30/2017 valued at $255,001,794); expected proceeds $250,004,792	0.230%	10/01/2012	10/01/2012	250,000,000	250,000,000

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

Ratings*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Amortized Cost
	TREASURY REPURCHASE AGREEMENTS - (continued)
P-2, A-1	Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party),dated 09/28/2012 (collateralized by U.S. Treasury Notes, 2.375% due 08/3 1/2014 - 09/30/2014 valued at $255,003,781); expected proceeds $250,004,167	0.200%	10/01/2012	10/01/2012	$250,000,000	$250,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						600,000,000

TOTAL INVESTMENTS(a)(b)† — 100.0%						2,178,747,000
Liabilities in Excess of Assets — (0.00)%(c)						(90,946)

NET ASSETS — 100.0%						$2,178,656,054

(a) Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(b) Also represents the cost for federal tax purposes.

(c) Amount represents less than 0.05% of net assets.

† Security Valuation: The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

*  Moody’s rating, Standard & Poor’s rating, respectively.

STATE STREET NAVIGATOR SECURITIES LENDING TIAA-CREF SHORT TERM LENDING PORTFOLIO

Schedule of Investments (Continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	-
Level 2 – Other Significant Observable Inputs	$2,178,747,000
Level 3 – Significant Unobservable Inputs	-
Total	$2,178,747,000

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2012, there were no transfers between levels.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	November 26, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	November 26, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date:	November 26, 2012